Pension Plans And Postretirement Benefits (Schedule Of Plan's Assets At Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 188,876	$ 145,124
Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	186,530	145,124
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,346
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	15,479	21,748
Cash and Cash Equivalents [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	15,479	21,748
U.S. Government And Agencies [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	27,076	9,154
U.S. Government And Agencies [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	27,076	9,154
Foreign Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,185
Foreign Governments [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,185
U.S. Government-Sponsored Enterprises [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,040
U.S. Government-Sponsored Enterprises [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		3,040
States, Municipalities and Political Subdivisions [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		325
States, Municipalities and Political Subdivisions [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value		325
All Other Corporates [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	126,035	110,857
All Other Corporates [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	123,689	110,857
All Other Corporates [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	2,346
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	18,101
Other [Member] | Quoted Prices In Active Markets For Identical Assets Or Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value	$ 18,101